Schedule 1 - Condensed Parent Company Financial Statements (Debt Maturities Of Long-Term Debt) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
2016	$ 35,593
2017	163,007
2018	103,878
2019	89,636
2020	49,419
Thereafter	1,337,672
Aqua America, Inc. [Member]
Debt Instrument [Line Items]
2016	16,050
2017	26,050
2018	20,800
2019	50,000
2020	28,200
Thereafter	$ 235,300